DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P ESG Dividend Aristocrats ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 0.4%
John Wiley & Sons, Inc., Class A
(Cost $29,951)	733	$22,144

Consumer Discretionary - 6.6%
Genuine Parts Co.	435	57,759
Leggett & Platt, Inc.	2,309	52,807
Lowe’s Cos., Inc.	292	58,058
McDonald’s Corp.	234	65,951
NIKE, Inc., Class B	237	26,134
Polaris, Inc.	691	56,987

(Cost $375,175)		317,696

Consumer Staples - 20.3%
Archer-Daniels-Midland Co.	521	38,413
Brown-Forman Corp., Class B	530	31,132
Church & Dwight Co., Inc.	449	43,387
Coca-Cola Co.	1,231	71,940
Colgate-Palmolive Co.	846	66,639
Flowers Foods, Inc.	3,451	71,815
Hormel Foods Corp.	1,819	55,643
J M Smucker Co.	523	57,389
Kimberly-Clark Corp.	683	84,508
McCormick & Co., Inc.	829	53,744
PepsiCo, Inc.	425	71,523
Procter & Gamble Co.	456	70,005
Sysco Corp.	937	67,623
Target Corp.	502	67,173
Walgreens Boots Alliance, Inc.	3,883	77,427
Walmart, Inc.	308	47,953

(Cost $1,142,828)		976,314

Energy - 3.2%
Chevron Corp.	471	67,636
Exxon Mobil Corp.	833	85,582

(Cost $180,333)		153,218

Financials - 11.8%
Aflac, Inc.	837	69,228
Chubb Ltd.	174	39,921
Cincinnati Financial Corp.	743	76,373
Commerce Bancshares, Inc.	660	33,376
FactSet Research Systems, Inc.	55	24,940
Franklin Resources, Inc.	4,095	101,556
S&P Global, Inc.	74	30,771
SEI Investments Co.	650	38,136
T. Rowe Price Group, Inc.	1,051	105,237
UMB Financial Corp.	445	31,889
W.R. Berkley Corp.	213	15,453

(Cost $572,795)		566,880

Health Care - 7.6%
Abbott Laboratories	401	41,820
AbbVie, Inc.	648	92,269
Becton Dickinson and Co.	150	35,427
Cardinal Health, Inc.	851	91,125
Medtronic PLC	1,210	95,917
West Pharmaceutical Services, Inc.	34	11,926

(Cost $342,638)		368,484

Industrials - 20.9%
ABM Industries, Inc.	814	33,366
Automatic Data Processing, Inc.	232	53,341
Brady Corp., Class A	476	26,785
C.H. Robinson Worldwide, Inc.	789	64,737
Carlisle Cos., Inc.	154	43,183
Caterpillar, Inc.	234	58,669
Cintas Corp.	62	34,302
Dover Corp.	310	43,760
Emerson Electric Co.	720	64,008
Expeditors International of Washington, Inc.	319	38,388
Fastenal Co.	1,431	85,817
Franklin Electric Co., Inc.	343	30,527
Illinois Tool Works, Inc.	307	74,358
Lincoln Electric Holdings, Inc.	331	65,558
MSA Safety, Inc.	297	51,720
Nordson Corp.	139	32,712
Pentair PLC	1,169	75,447
Stanley Black & Decker, Inc.	1,421	129,169

(Cost $913,639)		1,005,847

Information Technology - 5.5%
Badger Meter, Inc.	197	29,032
International Business Machines Corp.	944	149,681
Microchip Technology, Inc.	780	65,083
Roper Technologies, Inc.	40	21,530

(Cost $229,051)		265,326

Materials - 13.0%
Air Products and Chemicals, Inc.	191	51,675
Albemarle Corp.	108	13,097
Amcor PLC	10,640	100,867
AptarGroup, Inc.	334	42,381
Ecolab, Inc.	280	53,684
HB Fuller Co.	436	32,997
International Flavors & Fragrances, Inc.	721	54,349
Linde PLC	119	49,239
Nucor Corp.	319	54,221
PPG Industries, Inc.	409	58,074
Sherwin-Williams Co.	118	32,898
Sonoco Products Co.	1,171	64,592
Stepan Co.	192	15,854

(Cost $653,945)		623,928

Real Estate - 4.4%
Essex Property Trust, Inc. REIT	497	106,089
Federal Realty Investment Trust REIT	1,086	103,811

(Cost $227,214)		209,900

Utilities - 5.5%
California Water Service Group	545	27,561

Consolidated Edison, Inc.	884	79,657
Essential Utilities, Inc.	1,406	50,068
Eversource Energy	1,098	65,232
NextEra Energy, Inc.	742	43,414

(Cost $318,846)		265,932

TOTAL COMMON STOCKS (Cost $4,986,415)		4,775,669

EXCHANGE TRADED FUNDS - 0.4%
ProShares S&P 500 Dividend Aristocrats ETF (Cost $17,689)	200	18,220

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a) (Cost $2,428)	2,428	2,428

TOTAL INVESTMENTS - 99.7% (Cost $5,006,532)		$4,796,317
Other assets and liabilities, net - 0.3%		16,538

NET ASSETS - 100.0%		$4,812,855

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
1,971	46,592	(46,135)	—	—	44	—	2,428	2,428

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,775,669	$—	$—	$4,775,669
Exchange-Traded Funds	18,220	—	—	18,220
Short-Term Investments (a)	2,428	—	—	2,428

TOTAL	$4,796,317	$—	$—	$4,796,317

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)